Investment in associated companies (Restated) - Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Operating revenues	$ 3,087	$ 3,478	$ 3,665
Net operating income	1,097	989	659
Net income	544	205	226
Net income attributable to non-controlling interest	265	231	176
Archer
Schedule of Equity Method Investments [Line Items]
Operating revenues	818	1,321	2,254
Net operating income	(41)	(13)	26
Net income	(166)	(359)	(96)
Net income attributable to non-controlling interest	0	0	0
Seabras Sapura Participacoes
Schedule of Equity Method Investments [Line Items]
Operating revenues	148	53	29
Net operating income	46	3	(6)
Net income	39	1	(6)
Net income attributable to non-controlling interest	0	0	0
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Operating revenues	241	124	39
Net operating income	155	76	24
Net income	89	51	13
Net income attributable to non-controlling interest	0	0	0
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Operating revenues	1,600	1,742	1,343
Net operating income	818	844	615
Net income	546	488	315
Net income attributable to non-controlling interest	265	231	$ 176
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Operating revenues	280	238
Net operating income	119	79
Net income	36	24
Net income attributable to non-controlling interest	$ 0	$ 0